Intangible asset, net	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible asset, net

Note 6 – Intangible asset, net

On October 21, 2020, RLSP purchased land use rights, for 50 years useful life, located in Chunhun Street, in Fenghua city, Zhejiang Province, for a total purchase price of $2,064,554 (RMB 13,729,900 at exchange rate of 0.1504), the information of the land use rights is as followed:

Intangible asset, net consists of the following:

	December 31,	December 31,
	2024	2023

Land use rights	$2,079,704	$2,138,833
Less: Accumulated amortization	(176,774)	(137,720)
Intangible asset, net	1,902,930	2,001,113

For the years ended December 31, 2024 the amortization of land use rights was $43,481. For the years ended December 31 2023, $42,906 amortization of land use rights were capitalized under CIP, respectively.